Condensed Consolidated Statements of Changes In Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated (Deficit) Earnings	Total Equity Attributable to HOFRE Stockholders	Non-controlling Interest	Total
Balance at Dec. 31, 2018	$ 544		$ 90,852,675	$ 90,853,219		$ 90,853,219
Balance (in Shares) at Dec. 31, 2018	5,436,000
Balance at Mar. 31, 2019	$ 544		69,185,166	69,185,710		69,185,710
Balance (in Shares) at Mar. 31, 2019	5,436,000
Net loss			(21,667,509)	(21,667,509)		(21,667,509)
Balance at Jun. 30, 2019	$ 544		59,186,902	59,187,446		59,187,446
Balance (in Shares) at Jun. 30, 2019	5,436,000
Net loss			(9,998,264)	(9,998,264)		(9,998,264)
Balance at Sep. 30, 2019	$ 544		48,548,683	48,549,227		48,549,227
Balance (in Shares) at Sep. 30, 2019	5,436,000
Net loss			(10,638,219)	(10,638,219)		(10,638,219)
Balance at Dec. 31, 2019	$ 544		34,948,795	34,949,339		34,949,339
Balance (in Shares) at Dec. 31, 2019	5,436,000
Balance at Mar. 31, 2020	$ 544		21,810,953	21,811,497		21,811,497
Balance (in Shares) at Mar. 31, 2020	5,436,000
Net loss			(13,137,842)	(13,137,842)		(13,137,842)
Balance at Jun. 30, 2020	$ 544		15,811,708	15,812,252		15,812,252
Balance (in Shares) at Jun. 30, 2020	5,436,000
Contribution from shareholders			3,699,000	3,699,000		3,699,000
Net loss			(9,698,245)	(9,698,245)		(9,698,245)
Balance at Sep. 30, 2020	$ 3,275	168,134,414	(18,089,195)	150,048,494	(36,000)	150,012,494
Balance (in Shares) at Sep. 30, 2020	32,741,778
Conversion of the preferred equity loan	$ 1,228	58,438,397		58,439,625		58,439,625
Conversion of the preferred equity loan (in Shares)	12,277,428
Shares of common stock issued for accounts payable	$ 280	23,425,881		23,426,161		23,426,161
Shares of common stock issued for accounts payable (in Shares)	2,803,396
Business combination with GPAQ on July 1, 2020	$ 602	30,534,179		30,534,781		30,534,781
Business combination with GPAQ on July 1, 2020 (in Shares)	6,027,428
Shares of common stock issued in exchange of debt	$ 528	38,007,218		38,007,746		38,007,746
Shares of common stock issued in exchange of debt (in Shares)	5,280,083
Stock-based compensation on restricted stock awards	$ 72	2,772,733		2,772,805		2,772,805
Stock-based compensation on restricted stock awards (in Shares)	715,929
Stock-based compensation on restricted stock units		593,688		593,688		593,688
Vesting of restricted stock units	$ 18	(18)
Vesting of restricted stock units (in Shares)	176,514
Stock-based compensation - common stock awards	$ 3	195,997		196,000		196,000
Stock-based compensation - common stock awards (in Shares)	25,000
Contingent beneficial conversion feature on PIPE Notes		14,166,339		14,166,339		14,166,339
Net loss			$ (33,900,903)	$ (33,900,903)	$ (36,000)	$ (33,936,903)